Operating Segments (Details) - Schedule of Non-Current Assets, Other Than Financial Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
United States [Member]
Schedule of Non-Current Assets, Other Than Financial Assets [Line Items]
Non-current assets	$ 2,500	$ 2,848
State of Israel [Member]
Schedule of Non-Current Assets, Other Than Financial Assets [Line Items]
Non-current assets	4,130	4,663
Gibraltar [Member]
Schedule of Non-Current Assets, Other Than Financial Assets [Line Items]
Non-current assets		$ 11